SCHEDULE OF REVENUE UNDER TIMING (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 205,229	$ 405,946	$ 407,921	$ 714,914
Revenue transferred over time [member]
IfrsStatementLineItems [Line Items]
Revenue			328,193	569,574
Revenue transferred at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue			$ 79,728	$ 145,340